Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	0 Months Ended		1 Months Ended
	Mar. 26, 2012	Mar. 11, 2015	Feb. 09, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2012
Subsequent Event [Line Items]
Appeal bond, amount					$ 729	$ 729	$ 729
Rudolph [Member]
Subsequent Event [Line Items]
Litigation awarded value	1,292
Subsequent Event [Member] | Rudolph [Member]
Subsequent Event [Line Items]
Litigation awarded value		15,000	14,500	15,750
Appeal bond, amount		$ 7,875		$ 7,875